Cover	Oct. 27, 2021	Oct. 25, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Oct. 25, 2021
Entity File Number		000-18590
Entity Registrant Name		Good Times Restaurants Inc.
Entity Central Index Key		0000825324
Entity Tax Identification Number		84-1133368
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		651 Corporate Circle
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Golden
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80401
City Area Code		(303)
Local Phone Number		384-1400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		GTIM
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Information, Former Legal or Registered Name		Not applicable